Loans and Financing - Long-term Debt Maturity (Detail)	Jun. 30, 2018 BRL (R$)
Debt Disclosure [Abstract]
Long-term debt maturity in 2019	R$ 1,795
Long-term debt maturity in 2020	3,530
Long-term debt maturity in 2021	3,530
Long-term debt maturity in 2022	3,530
Long-term debt maturity in 2023 and following years	R$ 18,108,004